Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014 Segment	Sep. 30, 2013	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Number of operating segments			2		2
Expected dividend yield of stock options			0.00%		0.00%	0.00%
Outstanding stock options (in shares)	4,448,259		4,448,259		5,279,229	5,422,130	4,641,039
Outstanding stock options, weighted average remaining contractual term			6 years 3 months 18 days
Exercisable stock options (in shares)	3,055,457		3,055,457		4,012,378	3,775,388	3,206,994
Exercisable stock options, weighted average remaining contractual term			5 years
Stock-based compensation	$ 300,000	$ 300,000	$ 738,802	$ 896,554	$ 1,181,379	$ 1,882,533
Stock-based compensation expense expected to recognize	$ 1,600,000		$ 1,600,000		$ 1,600,000
Weighted average remaining service			1 year 7 months 6 days		1 year 8 months 12 days
Stock repurchased during period, shares			22,725
Average share price of repurchased stock (in usd per share)			$ 1.42